ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2019	2018
Vessel operating expenses	8,668	5,395
Administrative expenses	1,694	628
Interest expense	6,770	6,487
	17,132	12,510